Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 176,301	$ 208,099
Accounts and notes receivable, net	93,862	79,821
Other receivables	66,605	107,061
Inventories	50,729	66,431
Prepaid expenses and other current assets	140,654	80,359
Deferred income taxes	36,713	10,584
McDonald's Corporation's indemnification for contingencies	23,750
Total current assets	588,614	552,355
Non-current assets
Miscellaneous	44,879	21,450
Collateral deposits	5,325	20,325
Property and equipment, net	1,023,180	911,730
Net intangible assets and goodwill	58,419	47,264
Deferred income taxes	142,848	190,764
McDonald's Corporation's indemnification for contingencies	12,141	40,378
Total non-current assets	1,286,792	1,231,911
Total assets	1,875,406	1,784,266
LIABILITIES AND EQUITY
Accounts payable	184,113	186,700
Royalties payable to McDonald's Corporation	19,002	16,193
Income taxes payable	50,379	33,644
Other taxes payable	88,610	91,033
Accrued payroll and other liabilities	183,549	210,824
Provision for contingencies	41,959	407
Interest payable	16,028	8,438
Short-term debt	840	11,741
Current portion of long-term debt	2,971	6,206
Derivative instruments	1,841	39,962
Total current liabilities	589,292	605,148
Non-current liabilities
Accrued payroll and other liabilities	52,065	53,475
Provision for contingencies	23,077	63,940
Long-term debt, excluding current portion	525,951	451,423
Derivative instruments	742	54,707
Deferred income taxes	4,650	6,378
Total non-current liabilities	606,485	629,923
Total liabilities	1,195,777	1,235,071
Equity
Additional paid-in capital	5,734	(2,468)
Retained earnings	336,707	271,387
Accumulated other comprehensive loss	(148,389)	(98,664)
Total Arcos Dorados Holdings Inc. shareholders' equity	678,621	547,801
Non-controlling interests in subsidiaries	1,008	1,394
Total equity	679,629	549,195
Total liabilities and equity	1,875,406	1,784,266
Class A Shares Of Common Stock [Member]
Equity
Common stock	351,654	226,528
Class B Shares Of Common Stock [Member]
Equity
Common stock	$ 132,915	$ 151,018